Other Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Other Finance Expenses
Schedule of components of interest expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Interest expense	$14,720	$16,320	$29,055	$33,239
Amortization of debt issuance cost and fair value of debt assumed	596	543	1,163	1,089
Total interest expense	$15,316	$16,863	$30,218	$34,328

Schedule of components of other finance expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2025	2024	2025	2024
Bank fees, charges (other income)	$144	$(177)	$261	$92
Commitment fees	55	—	90	—
Total other finance (income) expense	$199	$(177)	$351	$92